Mezzanine Equity	12 Months Ended
Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Mezzanine Equity
14.	MEZZANINE EQUITY
To develop its cold chain logistics business, in May 2022, the Company established Smart Cold Chain Freight Limited (“Smart Cold Chain”) in Cayman Islands. Manyun Cold Chain, a former subsidiary of the Group’s VIE, becomes a consolidated VIE of Smart Cold Chain through a reorganization under common control whereby the beneficial owners’ interests in Manyun Cold Chain were exchanged into the convertible redeemable preferred shares of Smart Cold Chain at the same percentage. As the redemption of Smart Cold Chain’s preferred shares is not solely within the Group’s control, the non-controlling
interests previously recorded for Manyun Cold Chain were reclassified as redeemable non-controlling
interests at the carrying amount of RMB
73,980
, which approximated the fair value of convertible redeemable preferred shares on the issuance date. After the completion of the reorganization, Smart Cold Chain issued additional
12,498,880
convertible redeemable preferred shares to investors for a total consideration of RMB
71 million in 2022.
In 2023, Smart Cold Chain issued 7,259,939
convertible redeemable preferred shares to certain investors for the total consideration received amounted to USD16 million, equivalent to RMB
112 million. Concurrently, three other investors agreed and were obliged to subscribe fixed numbers of convertible redeemable preferred shares once they complete the necessary registration for outbound investment. As of December 31, 2023, Smart Cold Chain received RMB90 million prepayment from such investors which was recorded in accrued expenses and other current liabilities.
In 2024, Smart Cold Chain issued 7,259,939
convertible redeemable preferred shares to certain investors at the same issuance price per share as in 2023. The total consideration received was USD15 million, equivalent to RMB
109
 million, including RMB90 million prepayment received last year. Concurrently, two other investors agreed and were obliged to subscribe fixed numbers of convertible redeemable preferred shares once they complete the necessary registration for outbound investment. As of December 31, 2024, Smart Cold Chain received RMB
100
 million prepayment from such investors which was recorded in accrued expenses and other current liabilities.
The Company uses interest method to accrete the carrying value of the redeemable non-controlling
interests to their maximum redemption price as if redemption were to occur at the end of the reporting period. The process of adjusting redeemable non-controlling interests to its redemption value (the “Mezzanine Adjustment”) should be performed after attribution of the subsidiary’s net income or loss pursuant to ASC 810. The carrying amount of redeemable non-controlling interests will equal the higher of the amount resulting from application of ASC 810 or the amount resulting from the Mezzanine Adjustment. The change in the carrying amount of redeemable non-controlling interests is recorded as measurement adjustment attributable to redeemable non-controlling
interests in the consolidated statement of operations and comprehensive income. For the years ended December 31, 2022, 2023 and 2024, measurement adjustment attributable to redeemable non-controlling interests at the amount of RMB4,599, RMB
15,457 and RMB57,136 were recognized respectively.